UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund –
.
PACOX U.S. Equity Research
Fund–
.
Advisor  Class
RRCOX U.S. Equity Research
Fund–
.
R  Class
PCCOX U.S. Equity Research
Fund–
.
I  Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
HIGHLIGHTS
The U.S. Equity Research Fund outperformed the S&P 500 Index during the
12-month period ended December 31, 2023.
Stock selection in eight of 11 sectors contributed to relative returns during the reporting period.
Information technology, financials, health care, and consumer discretionary were the fund’s largest sector allocations in absolute terms.
There is a broad range of potential outcomes for the market moving forward, and while it’s not entirely clear what the path will be, we believe the fund can help cushion against this uncertainty as it has done in the past in a variety of market environments.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE U.S. Equity Research Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE U.S. Equity Research Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. Equity Research Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by investing primarily in
U.S. common stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The U.S. Equity Research Fund returned 29.80% for the 12 months ended
December 31, 2023. The fund outperformed its benchmark, the S&P 500 Index, and its Lipper peer group. (Returns for the Advisor, R, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the
fund’s performance?
The fund’s objective is to
outperform the S&P 500
Index by investing in our
research analysts’ highest-
conviction stocks while
keeping sector and industry
allocations close to their
weightings in the index.
Stock selection in eight of
11 sectors contributed to
relative performance during
the period. Overall, the
information technology,
industrials and business
services, and health care
sectors contributed to relative
returns, while the consumer discretionary and energy sectors detracted on a relative basis.
The information technology sector was the largest contributor to the fund’s relative performance versus the S&P 500 Index due to stock selection. An overweight position in NVIDIA, a semiconductor company that designs graphics processing units (GPUs) used in gaming and professional graphics, was beneficial as investors rewarded the company’s product suite for its potential to facilitate growth in the popular artificial intelligence (AI) space.
We think NVIDIA is a high-quality company solidifying a leadership position
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
U.S. Equity Research
Fund –
.
9.19% 29.80%
U.S. Equity Research
Fund–
.
Advisor  Class 8.96 29.37
U.S. Equity Research
Fund–
.
R  Class 8.79 29.00
U.S. Equity Research
Fund–
.
I  Class 9.21 29.91
U.S. Equity Research
Fund–
.
Z  Class 9.41 30.37
S&P 500 Index 8.04 26.29
Lipper Large-Cap
Core Funds Index 8.67 24.65

T. ROWE PRICE U.S. Equity Research Fund

in its industry as the role of GPUs continues to gain importance amid several powerful vectors for growth: AI, supercomputing, gaming, and autonomous driving. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
An overweight position in global customer relationship management platform
Salesforce helped relative returns. Shares advanced after the company announced significant cost-cutting actions, reported a string of good quarterly earnings releases, and increased its full-year revenue and operating margin guidance.
An overweight position in industrial conglomerate GE aided relative results in the industrials and business services sector. Shares traded higher after the company spun off its health care business into a separate company at the beginning of the year. The stock also advanced following strong back-to-back quarterly results and an increase to the low end of the company’s full-year profit outlook. We are optimistic about the company’s efforts to strengthen its balance sheet and deploy capital to enhance shareholder value. We also think the company will benefit from a strong multiyear recovery in its aviation business. A nonindex position in national less-than-truckload (LTL) carrier
Saia added value. (Less-than-truckload (LTL) is a shipping service for relatively small loads that don't require a full truckload trailer.) Shares advanced after the company reported better-than-expected first- and second-quarter results amid a choppy freight environment as the company benefited from inflationary pricing power. Shares also appreciated following signs that a fellow LTL carrier could be headed for bankruptcy, which could free up market share for Saia. We think that Saia operates in an attractive industry that is structured to capture inflation-plus pricing power due to rational participants, flat supply amid modest volume growth, and secular cost inflation.
Within the health care sector, an overweight position in pharmaceutical company Eli Lilly contributed to relative results. During the period, positive results from a number of drugs in the company’s pipeline drove shares higher.
Shares were also boosted after management increased the company’s 2023 revenue guidance and earnings outlook. We believe the company has several late-stage assets with high probabilities of success that will benefit its visibility and revenue over the next 12 to 18 months.
Conversely, stock selection in the consumer discretionary sector detracted from relative returns, led by our average underweight position in electric carmaker
Tesla. Shares rose early in the year after the company announced better-than-
expected fourth-quarter revenue and earnings and an optimistic outlook for
2023 production and sales. Shares also appreciated on investor enthusiasm toward the potential of AI to enhance the company’s full self-driving

T. ROWE PRICE U.S. Equity Research Fund

capabilities. We are underweight as we believe there may be an oversupply of
Tesla vehicles relative to the demand over the next 12 months as affordability has greatly deteriorated in the U.S. due to trade-in values and higher interest rates while prices have increased.
An overweight position in oil field services company Halliburton weighed on relative results in energy. Although the company reported better-than-
expected fourth-quarter earnings and revenue and increased its quarterly dividend, shares declined along with the overall market early in the year and underperformed the broader energy sector. Later in the year, the stock was pressured in part by a drop in crude oil prices as well as lower-than-expected third-quarter revenue, driven by weakness in North America. We like the company for its leading position in pressure pumping.
How is the fund positioned?
Similar to the S&P 500 Index, information technology, financials, health care, and consumer discretionary were the fund’s largest sector positions in absolute terms and represented more than 60% of the fund’s net assets at the end of the period.
Wireless carrier T-Mobile US,
pharmaceutical company Eli
Lilly, and enterprise software-
as-a-service provider
Salesforce represented the
fund’s largest overweight
stocks versus the benchmark.
In our view, T-Mobile has
the potential to become the
best wireless network in the
U.S. as it realizes synergies
from its 2020 Sprint merger,
increases its exposure to
suburban and rural areas as
well as the enterprise wireless
market segment, and further
expands its 5G network
leadership. We believe
Eli Lilly has a number of
underappreciated late-stage
development programs with
high probabilities of success
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology   28.0% 28.8%
Financials   13.2 13.6
Health Care   14.1 13.1
Consumer Discretionary   10.7 10.8
Communication Services   8.3 8.6
Industrials and Business
Services   7.6 8.0
Consumer Staples   6.7 6.0
Energy   3.9 3.9
Utilities   2.6 2.3
Materials   2.2 2.2
Real Estate   2.1 2.1
Other and Reserves   0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE U.S. Equity Research Fund

that will gain increased visibility and revenue upgrades over the next 12 to 18 months. We also think Eli Lilly’s higher-risk Alzheimer’s program remains an attractive option at current valuations. We believe that Salesforce offers a highly recurring subscription business model that is well positioned to benefit from secular tailwinds as enterprises migrate to the cloud. We see the potential for strong free cash flow growth over the next several years given its advantaged positioning and long runway for margin expansion.
Notable additions to the portfolio during the period included leading global transportation-as-a-service provider Uber Technologies, online document signing services provider DocuSign, and oil field services company Schlumberger.
What is portfolio management’s outlook?
There is a broad range of potential outcomes for the market moving forward, and it’s not entirely clear what the path will be. However, we believe the fund can help cushion against this uncertainty as it has done in the past in a variety of market environments. (Past performance cannot guarantee future results.)
Some of our analysts cover sectors that are more growth oriented, while others focus on those that are more value oriented. The diversifying effect of our contributing analysts, along with applying rules-based construction principles, leads the portfolio to be broadly sector-, industry-, and style-neutral. By tightly controlling risk relative to the benchmark and isolating stock selection skill, we believe it’s possible to shield against large, unpredictable swings in the market.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE U.S. Equity Research Fund

Risks of Stock Investing
As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE U.S. Equity Research Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 7.2%
Apple 6.8
Alphabet 3.9
Amazon.com 3.5
NVIDIA 3.4
Meta Platforms 2.0
Tesla 1.6
Eli Lilly 1.6
Broadcom 1.4
JPMorgan Chase 1.3
UnitedHealth Group 1.2
Berkshire Hathaway 1.2
Visa 1.2
Exxon Mobil 1.1
Salesforce 1.0
Mastercard 0.9
Home Depot 0.9
Procter & Gamble 0.9
T-Mobile U.S. 0.9
Accenture 0.9
Johnson & Johnson 0.8
Adobe 0.8
Linde 0.8
Costco Wholesale 0.7
Boeing 0.7
Total 46.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE U.S. Equity Research Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. EQUITY RESEARCH FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE U.S. Equity Research Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Equity Research
Fund –
.
29.80% 16.44% 12.39% – –
U.S. Equity Research
Fund–
.
Advisor  Class 29.37 16.02 12.03 – –
U.S. Equity Research
Fund–
.
R  Class 29.00 15.72 11.71 – –
U.S. Equity Research
Fund–
.
I  Class 29.91 16.54 – 14.28% 11/29/16
U.S. Equity Research
Fund–
.
Z  Class 30.37 – – 3.79 11/23/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
R,
0.04
I , and
0.05
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE U.S. Equity Research Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
U.S. Equity Research Fund 0.45%
U.S. Equity Research Fund–Advisor Class 0.82
U.S. Equity Research Fund–R Class 1.12
U.S. Equity Research Fund–I Class 0.35
U.S. Equity Research Fund–Z Class 0.34
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE U.S. Equity Research Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Equity Research Fund

U.S. EQUITY RESEARCH FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,091.90 $2.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.99   2.24
Advisor Class
Actual   1,000.00   1,089.60   4.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.07   4.18
R Class
Actual   1,000.00   1,087.90   6.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.36   5.90
I Class
Actual   1,000.00   1,092.10   1.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.49   1.73
Z Class
Actual   1,000.00   1,094.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.44%, the
2
Advisor Class was 0.82%, the
3
R Class was 1.16%, the
4
I Class was 0.34%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 36.28 $ 45.23 $ 36.67 $ 30.93 $ 23.58
Investment activities
Net investment income
(1)(2)
0.42 0.36 0.34 0.46 0.36
Net realized and unrealized gain/
loss 10.38 (8.85) 9.90 5.66 7.29
Total from investment activities 10.80 (8.49) 10.24 6.12 7.65
Distributions
Net investment income (0.54) (0.32) (0.31) (0.32) (0.17)
Net realized gain — (0.14) (1.37) (0.06) (0.13)
Total distributions (0.54) (0.46) (1.68) (0.38) (0.30)
NET ASSET VALUE
End of period $ 46.54 $ 36.28 $ 45.23 $ 36.67 $ 30.93
Ratios/Supplemental Data
Total return
(2)(3)
29.80% (18.80)% 27.98% 19.81% 32.46%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.44% 0.45% 0.42% 0.45% 0.54%
Net expenses after waivers/
payments by Price Associates 0.44% 0.45% 0.42% 0.45% 0.53%
Net investment income 1.02% 0.92% 0.80% 1.47% 1.28%
Portfolio turnover rate 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end of period (in
millions) $4,377 $3,155 $4,047 $2,210 $1,792
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 36.24 $ 45.21 $ 36.69 $ 30.88 $ 23.54
Investment activities
Net investment income
(1)(2)
0.28 0.22 0.16 0.36 0.27
Net realized and unrealized gain/
loss 10.36 (8.85) 9.87 5.64 7.27
Total from investment activities 10.64 (8.63) 10.03 6.00 7.54
Distributions
Net investment income (0.41) (0.20) (0.14) (0.13) (0.07)
Net realized gain — (0.14) (1.37) (0.06) (0.13)
Total distributions (0.41) (0.34) (1.51) (0.19) (0.20)
NET ASSET VALUE
End of period $ 46.47 $ 36.24 $ 45.21 $ 36.69 $ 30.88
Ratios/Supplemental Data
Total return
(2)(3)
29.37% (19.11)% 27.39% 19.44% 32.04%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.78% 0.82% 0.86% 0.77% 0.86%
Net expenses after waivers/
payments by Price Associates 0.78% 0.82% 0.86% 0.77% 0.85%
Net investment income 0.68% 0.55% 0.37% 1.17% 0.96%
Portfolio turnover rate 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end of period (in
thousands) $48,264 $36,895 $35,556 $16,053 $25,556
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 35.90 $ 44.82 $ 36.42 $ 30.76 $ 23.45
Investment activities
Net investment income
(1)(2)
0.15 0.10 0.07 0.25 0.17
Net realized and unrealized gain/
loss 10.26 (8.77) 9.80 5.61 7.27
Total from investment activities 10.41 (8.67) 9.87 5.86 7.44
Distributions
Net investment income (0.34) (0.11) (0.10) (0.14) —
Net realized gain — (0.14) (1.37) (0.06) (0.13)
Total distributions (0.34) (0.25) (1.47) (0.20) (0.13)
NET ASSET VALUE
End of period $ 45.97 $ 35.90 $ 44.82 $ 36.42 $ 30.76
Ratios/Supplemental Data
Total return
(2)(3)
29.00% (19.35)% 27.15% 19.06% 31.73%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.08% 1.12% 1.09% 1.09% 1.19%
Net expenses after waivers/
payments by Price Associates 1.08% 1.12% 1.09% 1.09% 1.18%
Net investment income 0.38% 0.25% 0.17% 0.82% 0.63%
Portfolio turnover rate 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end of period (in
thousands) $117,609 $81,938 $97,801 $13,750 $10,782
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 36.30 $ 45.25 $ 36.68 $ 30.93 $ 23.58
Investment activities
Net investment income
(1)(2)
0.46 0.40 0.37 0.48 0.43
Net realized and unrealized gain/
loss 10.39 (8.85) 9.91 5.68 7.24
Total from investment activities 10.85 (8.45) 10.28 6.16 7.67
Distributions
Net investment income (0.57) (0.36) (0.34) (0.35) (0.19)
Net realized gain — (0.14) (1.37) (0.06) (0.13)
Total distributions (0.57) (0.50) (1.71) (0.41) (0.32)
NET ASSET VALUE
End of period $ 46.58 $ 36.30 $ 45.25 $ 36.68 $ 30.93
Ratios/Supplemental Data
Total return
(2)(3)
29.91% (18.72)% 28.09% 19.94% 32.55%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.35% 0.35% 0.34% 0.35% 0.40%
Net expenses after waivers/
payments by Price Associates 0.35% 0.35% 0.34% 0.35% 0.40%
Net investment income 1.11% 1.03% 0.88% 1.50% 1.47%
Portfolio turnover rate 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end of period (in
thousands) $4,830,137 $4,161,650 $4,518,724 $3,649,570 $1,280,904
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 36.17 $ 45.09 $ 46.17
Investment activities
Net investment income
(2)(3)
0.58 0.54 0.06
Net realized and unrealized gain/loss 10.39 (8.83) 0.70
Total from investment activities 10.97 (8.29) 0.76
Distributions
Net investment income (0.70) (0.49) (0.47)
Net realized gain — (0.14) (1.37)
Total distributions (0.70) (0.63) (1.84)
NET ASSET VALUE
End of period $ 46.44 $ 36.17 $ 45.09
Ratios/Supplemental Data
Total return
(3)(4)
30.37% (18.44)% 1.70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.34% 0.34% 0.33%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 1.43% 1.42% 1.33%
(5)
Portfolio turnover rate 47.0% 45.4% 27.5%
Net assets, end of period (in thousands) $1,325,814 $3,922,679 $787,784
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 8.6%
Diversified Telecommunication Services 0.2%
AT&T  272,024 4,564
Verizon Communications  440,388 16,603
21,167
Entertainment 1.0%
Netflix (1) 150,017 73,040
Walt Disney  347,229 31,352
104,392
Interactive Media & Services 6.0%
Alphabet, Class A  (1) 1,222,378 170,754
Alphabet, Class C  (1) 1,776,749 250,397
Meta Platforms, Class A  (1) 616,625 218,261
639,412
Media 0.5%
Charter Communications, Class A  (1) 21,229 8,251
Comcast, Class A  1,077,390 47,244
55,495
Wireless Telecommunication Services 0.9%
T-Mobile U.S.  587,943 94,265
94,265
Total Communication Services 914,731
CONSUMER DISCRETIONARY 10.8%
Automobile Components 0.2%
Aptiv (1) 175,377 15,735
15,735
Automobiles 1.8%
General Motors  313,933 11,276
Rivian Automotive, Class A  (1) 387,127 9,082
Tesla  (1) 708,069 175,941
196,299
Broadline Retail 3.6%
Amazon.com (1) 2,496,474 379,314
379,314
Hotels, Restaurants & Leisure 2.4%
Airbnb, Class A  (1) 39,589 5,390
Booking Holdings  (1) 10,838 38,445
Chipotle Mexican Grill  (1) 14,951 34,192
Hilton Worldwide Holdings  137,004 24,947

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  356,941 17,565
Marriott International, Class A  43,914 9,903
McDonald's  221,262 65,606
Norwegian Cruise Line Holdings  (1)(2) 288,249 5,777
Royal Caribbean Cruises  (1) 169,310 21,924
Starbucks  195,747 18,794
Wynn Resorts  112,581 10,257
252,800
Household Durables 0.2%
NVR (1) 3,694 25,860
25,860
Specialty Retail 2.1%
AutoZone (1) 7,951 20,558
Bath & Body Works  109,425 4,723
Burlington Stores  (1) 47,476 9,233
Home Depot  280,438 97,186
Lowe's  84,432 18,790
O'Reilly Automotive  (1) 25,303 24,040
Ross Stores  174,464 24,144
TJX  251,910 23,632
222,306
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica  (1) 31,297 16,002
NIKE, Class B  376,754 40,904
56,906
Total Consumer Discretionary 1,149,220
CONSUMER STAPLES 6.0%
Beverages 1.7%
Coca-Cola  1,162,611 68,513
Constellation Brands, Class A  76,658 18,532
Keurig Dr Pepper  817,076 27,225
Monster Beverage  (1) 261,227 15,049
PepsiCo  307,956 52,303
181,622
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  118,355 78,124
Dollar General  90,104 12,250
Dollar Tree  (1) 18,407 2,615
Sysco  146,017 10,678
Target  137,898 19,639
Walmart  416,574 65,673
188,979

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 0.5%
Kraft Heinz  282,781 10,457
Mondelez International, Class A  505,287 36,598
Tyson Foods, Class A  70,911 3,812
50,867
Household Products 1.2%
Clorox  7,198 1,026
Colgate-Palmolive  410,302 32,705
Procter & Gamble  652,973 95,687
129,418
Personal Care Products 0.2%
elf Beauty  (1) 43,929 6,340
Kenvue  767,523 16,525
22,865
Tobacco 0.6%
Altria Group  152,273 6,143
Philip Morris International  621,791 58,498
64,641
Total Consumer Staples 638,392
ENERGY 3.9%
Energy Equipment & Services 0.4%
Halliburton  453,332 16,388
Schlumberger  513,669 26,731
43,119
Oil, Gas & Consumable Fuels 3.5%
Chesapeake Energy  (2) 33,523 2,579
Chevron  423,969 63,239
ConocoPhillips  510,389 59,241
Diamondback Energy  75,971 11,782
EOG Resources  222,234 26,879
EQT  148,925 5,757
Exxon Mobil  1,169,415 116,918
Hess  73,025 10,527
Marathon Petroleum  186,722 27,702
Phillips 66  55,284 7,361
Pioneer Natural Resources  69,183 15,558
Suncor Energy  175,489 5,623
Valero Energy  63,324 8,232
Williams  417,203 14,531
375,929
Total Energy 419,048

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 13.6%
Banks 3.2%
Bank of America  1,371,292 46,171
Citigroup  802,783 41,295
East West Bancorp  126,478 9,100
Fifth Third Bancorp  655,081 22,594
Huntington Bancshares  1,061,203 13,499
JPMorgan Chase  794,805 135,196
Truist Financial  196,363 7,250
Wells Fargo  1,345,174 66,209
Western Alliance Bancorp  79,831 5,252
346,566
Capital Markets 2.8%
Ares Management, Class A  96,048 11,422
Bank of New York Mellon  295,439 15,378
BlackRock  16,342 13,267
Cboe Global Markets  58,268 10,404
Charles Schwab  788,168 54,226
CME Group  54,807 11,542
Goldman Sachs Group  97,616 37,657
Intercontinental Exchange  228,578 29,356
KKR  100,800 8,351
LPL Financial Holdings  39,470 8,984
MarketAxess Holdings  12,073 3,536
Moody's  24,869 9,713
Morgan Stanley  334,260 31,170
MSCI  10,035 5,676
S&P Global  101,277 44,615
Tradeweb Markets, Class A  60,914 5,536
300,833
Consumer Finance 0.5%
American Express  225,248 42,198
Discover Financial Services  119,727 13,457
Synchrony Financial  58,500 2,234
57,889
Financial Services 4.9%
Apollo Global Management  117,533 10,953
Berkshire Hathaway, Class B  (1) 365,664 130,418
Corebridge Financial  1,198,017 25,949
Equitable Holdings  443,323 14,763
Fiserv  (1) 354,365 47,074
FleetCor Technologies  (1) 94,432 26,687
Global Payments  305,774 38,833
Mastercard, Class A  235,570 100,473

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  492,358 128,185
523,335
Insurance 2.2%
American International Group  702,311 47,581
Chubb  243,597 55,053
Hartford Financial Services Group  488,823 39,292
Marsh & McLennan  150,463 28,508
MetLife  495,605 32,774
RenaissanceRe Holdings  94,648 18,551
Travelers  86,417 16,462
238,221
Total Financials 1,466,844
HEALTH CARE 13.1%
Biotechnology 2.0%
AbbVie  450,448 69,806
Amgen  168,745 48,602
Biogen  (1) 63,515 16,436
BioMarin Pharmaceutical  (1) 34,114 3,289
Gilead Sciences  149,001 12,071
Moderna  (1) 23,640 2,351
Regeneron Pharmaceuticals  (1) 22,505 19,766
Vertex Pharmaceuticals  (1) 105,742 43,025
215,346
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  274,316 30,194
Baxter International  310,697 12,012
Becton Dickinson & Company  95,690 23,332
Boston Scientific  (1) 295,149 17,063
Dexcom  (1) 148,830 18,468
Edwards Lifesciences  (1) 232,739 17,746
Hologic  (1) 202,958 14,501
Intuitive Surgical  (1) 141,674 47,795
Medtronic  268,444 22,115
Penumbra  (1) 12,250 3,082
Stryker  124,395 37,251
Teleflex  39,032 9,732
Zimmer Biomet Holdings  189,263 23,033
276,324
Health Care Providers & Services 3.0%
Cardinal Health  30,377 3,062
Cencora  54,520 11,197
Centene  (1) 42,292 3,139
Cigna Group  136,937 41,006

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health  115,854 9,148
Elevance Health  93,327 44,009
HCA Healthcare  32,297 8,742
Humana  31,857 14,584
McKesson  67,202 31,113
Molina Healthcare  (1) 26,581 9,604
Tenet Healthcare  (1) 155,378 11,742
UnitedHealth Group  251,909 132,623
319,969
Life Sciences Tools & Services 1.3%
Agilent Technologies  61,133 8,499
Avantor  (1) 152,203 3,475
Bio-Techne  115,067 8,878
Danaher  150,898 34,909
ICON  (1) 29,988 8,489
IQVIA Holdings  (1) 12,625 2,921
Repligen  (1) 22,051 3,965
Thermo Fisher Scientific  134,174 71,218
142,354
Pharmaceuticals 4.2%
AstraZeneca, ADR  147,498 9,934
Bristol-Myers Squibb  292,077 14,987
Catalent  (1) 164,542 7,393
Eli Lilly  290,181 169,152
Johnson & Johnson  530,989 83,227
Merck  659,403 71,888
Novo Nordisk, ADR  99,996 10,345
Pfizer  582,510 16,770
Viatris  1,554,574 16,836
Zoetis  219,211 43,266
443,798
Total Health Care 1,397,791
INDUSTRIALS & BUSINESS SERVICES 8.0%
Aerospace & Defense 1.9%
Boeing (1) 292,863 76,338
General Dynamics  46,592 12,098
Howmet Aerospace  277,138 14,999
Huntington Ingalls Industries  30,083 7,811
L3Harris Technologies  102,266 21,539
Lockheed Martin  24,186 10,962
Northrop Grumman  33,161 15,524
RTX  264,982 22,295

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransDigm Group  24,895 25,184
206,750
Air Freight & Logistics 0.2%
FedEx  80,953 20,479
20,479
Building Products 0.3%
Carrier Global  369,071 21,203
Johnson Controls International  143,847 8,291
Trane Technologies  27,998 6,829
36,323
Commercial Services & Supplies 0.6%
Cintas  21,676 13,063
Copart  (1) 369,728 18,117
Republic Services  53,003 8,741
Veralto  22,277 1,832
Waste Connections  141,564 21,131
62,884
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings  (1) 43,312 1,927
1,927
Electrical Equipment 0.1%
Emerson Electric  21,191 2,062
Rockwell Automation  24,919 7,737
9,799
Ground Transportation 1.6%
Canadian National Railway  145,076 18,226
Canadian Pacific Kansas City  (2) 91,363 7,223
CSX  765,681 26,546
JB Hunt Transport Services  39,114 7,813
Norfolk Southern  86,232 20,383
Old Dominion Freight Line  78,079 31,648
Saia  (1) 38,715 16,966
Uber Technologies  (1) 636,400 39,183
167,988
Industrial Conglomerates 1.5%
3M  84,579 9,246
General Electric  592,074 75,566
Honeywell International  232,115 48,677
Roper Technologies  51,541 28,099
161,588
Machinery 1.4%
Caterpillar  30,379 8,982

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cummins  146,712 35,148
Deere  48,559 19,417
Esab  41,096 3,560
IDEX  52,764 11,456
Ingersoll Rand  289,335 22,377
Otis Worldwide  88,896 7,954
PACCAR  79,487 7,762
Stanley Black & Decker  336,977 33,057
149,713
Passenger Airlines 0.1%
Southwest Airlines  299,339 8,645
United Airlines Holdings  (1) 83,969 3,464
12,109
Professional Services 0.2%
Broadridge Financial Solutions  74,016 15,229
Equifax  38,622 9,551
24,780
Trading Companies & Distributors 0.1%
SiteOne Landscape Supply  (1) 13,778 2,239
United Rentals  6,109 3,503
5,742
Total Industrials & Business Services 860,082
INFORMATION TECHNOLOGY 28.8%
Communications Equipment 0.4%
Arista Networks  (1) 67,397 15,873
Cisco Systems  621,618 31,404
47,277
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  361,095 35,795
TE Connectivity  150,496 21,145
Teledyne Technologies  (1) 41,359 18,458
Zebra Technologies, Class A  (1) 19,180 5,243
80,641
IT Services 0.9%
Accenture, Class A  267,750 93,956
93,956
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices  (1) 200,529 29,560
Analog Devices  26,724 5,306
Applied Materials  111,669 18,098
ASML Holding  42,962 32,519
Broadcom  133,907 149,474

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entegris  238,257 28,548
First Solar  (1) 15,705 2,706
Intel  619,871 31,149
KLA  73,145 42,519
Lam Research  61,282 48,000
Lattice Semiconductor  (1) 77,789 5,367
Marvell Technology  154,854 9,339
Monolithic Power Systems  20,174 12,725
NVIDIA  733,580 363,283
ON Semiconductor  (1) 114,618 9,574
QUALCOMM  465,225 67,285
Texas Instruments  58,009 9,888
865,340
Software 11.5%
Adobe (1) 136,167 81,237
Autodesk  (1) 24,393 5,939
Cadence Design Systems  (1) 94,790 25,818
Descartes Systems Group  (1) 124,676 10,480
DocuSign  (1) 600,992 35,729
Fair Isaac  (1) 7,088 8,250
Fortinet  (1) 272,863 15,971
Gen Digital  794,197 18,124
Intuit  98,643 61,655
Microsoft  2,048,102 770,168
Palo Alto Networks  (1) 46,848 13,815
Salesforce  (1) 422,434 111,159
Samsara, Class A  (1) 166,704 5,565
ServiceNow  (1) 15,074 10,650
Synopsys  (1) 66,962 34,479
Workday, Class A  (1) 22,398 6,183
Zscaler  (1) 61,772 13,686
1,228,908
Technology Hardware, Storage & Peripherals 7.1%
Apple  3,782,916 728,325
Pure Storage, Class A  (1) 464,023 16,547
Western Digital  (1) 275,449 14,425
759,297
Total Information Technology 3,075,419
MATERIALS 2.2%
Chemicals 1.2%
CF Industries Holdings  173,089 13,760
Linde  197,183 80,985
Nutrien  76,472 4,308
RPM International  58,200 6,497

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  76,479 23,854
129,404
Construction Materials 0.1%
Vulcan Materials  62,194 14,119
14,119
Containers & Packaging 0.3%
Avery Dennison  49,493 10,005
Ball  228,523 13,145
Packaging Corp. of America  33,828 5,511
Westrock  184,984 7,681
36,342
Metals & Mining 0.5%
Agnico Eagle Mines  123,900 6,796
Franco-Nevada  48,300 5,352
Freeport-McMoRan  496,811 21,149
Steel Dynamics  129,140 15,252
48,549
Paper & Forest Products 0.1%
West Fraser Timber  (2) 157,423 13,472
13,472
Total Materials 241,886
REAL ESTATE 2.1%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  199,332 17,974
17,974
Industrial Real Estate Investment Trusts 0.5%
Prologis, REIT  293,163 39,079
Rexford Industrial Realty, REIT  321,091 18,013
57,092
Real Estate Management & Development 0.1%
CBRE Group, Class A  (1) 62,548 5,823
CoStar Group  (1) 101,310 8,853
14,676
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  149,501 5,376
AvalonBay Communities, REIT  61,891 11,587
Camden Property Trust, REIT  21,900 2,175
Essex Property Trust, REIT  55,692 13,808
Sun Communities, REIT  15,530 2,076
35,022

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.1%
Kimco Realty, REIT  120,719 2,572
Simon Property Group, REIT  61,060 8,710
11,282
Specialized Real Estate Investment Trusts 0.9%
American Tower, REIT  186,595 40,282
Equinix, REIT  31,673 25,509
Extra Space Storage, REIT  67,455 10,815
Public Storage, REIT  50,567 15,423
Weyerhaeuser, REIT  103,892 3,613
95,642
Total Real Estate 231,688
UTILITIES 2.3%
Electric Utilities 1.5%
Evergy  36,657 1,914
FirstEnergy  585,747 21,474
NextEra Energy  891,924 54,175
PG&E  2,348,199 42,338
PPL  389,829 10,564
Southern  408,131 28,618
159,083
Multi-Utilities 0.8%
Ameren  214,218 15,497
CenterPoint Energy  180,049 5,144
CMS Energy  320,272 18,598
Dominion Energy  862,733 40,548
NiSource  120,315 3,194
82,981
Total Utilities 242,064
Total Common Stocks (Cost $8,196,217) 10,637,165
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 5.40%  (3)(4) 51,265,572 51,266
51,266
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24  (5) 3,500,000 3,436
3,436
Total Short-Term Investments (Cost $54,702) 54,702

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 20,561,550 20,562
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 20,562
Total Securities Lending Collateral (Cost $20,562) 20,562
Total Investments in Securities
100.1% of Net Assets
(Cost $8,271,481) $ 10,712,429
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
(5) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 187 S&P 500 E-mini Index contracts 3/24 45,067 $ 1,065
Net payments (receipts) of variation margin to date (1,180)
Variation margin receivable (payable) on open futures contracts $ (115)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 2,071
Totals $ —# $ — $ 2,071+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ —  ¤   ¤ $ 20,562
T. Rowe Price Treasury Reserve
Fund, 5.40% 63,344   ¤   ¤ 51,266
Total $ 71,828^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,071 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $71,828.

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,271,481) $ 10,712,429
Receivable for shares sold 22,159
Dividends and interest receivable 8,136
Receivable for investment securities sold 6,861
Due from affiliates 287
Foreign currency (cost $126) 126
Cash 5
Other assets 497
Total assets 10,750,500
Liabilities
Obligation to return securities lending collateral 20,562
Payable for investment securities purchased 14,133
Payable for shares redeemed 13,150
Investment management fees payable 2,898
Variation margin payable on futures contracts 115
Payable to directors 9
Other liabilities 527
Total liabilities 51,394
NET ASSETS $ 10,699,106

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,959,003
Paid-in capital applicable to 229,893,258 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 8,740,103
NET ASSETS $ 10,699,106
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,377,282; Shares outstanding: 94,060,898) $ 46.54
Advisor Class
(Net assets: $48,264; Shares outstanding: 1,038,567) $ 46.47
R Class
(Net assets: $117,609; Shares outstanding: 2,558,441) $ 45.97
I Class
(Net assets: $4,830,137; Shares outstanding: 103,687,494) $ 46.58
Z Class
(Net assets: $1,325,814; Shares outstanding: 28,547,858) $ 46.44

T. ROWE PRICE U.S. Equity Research Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $343) $ 163,878
Securities lending 220
    Interest 198
Other 7
Total income 164,303
Expenses
Investment management 37,005
Shareholder servicing
Investor Class $ 3,622
Advisor Class 80
R Class 232
I Class 259 4,193
Rule 12b-1 fees
Advisor Class 104
R Class 468 572
Prospectus and shareholder reports
Investor Class 135
Advisor Class 1
R Class 2
I Class 149
Z Class 2 289
Custody and accounting 446
Proxy and annual meeting 279
Registration 199
Directors 40
Legal and audit 29
Miscellaneous 77
Waived / paid by Price Associates (11,178)
Total expenses 31,951
Net investment income 132,352

T. ROWE PRICE U.S. Equity Research Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,721,415
Futures 8,067
Foreign currency transactions 1
Net realized gain 1,729,483
Change in net unrealized gain / loss
Securities 1,115,652
Futures 1,042
Change in net unrealized gain / loss 1,116,694
Net realized and unrealized gain / loss 2,846,177
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,978,529

T. ROWE PRICE U.S. Equity Research Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 132,352 $ 124,781
Net realized gain (loss) 1,729,483 (379,507)
Change in net unrealized gain / loss 1,116,694 (1,960,220)
Increase (decrease) in net assets from operations 2,978,529 (2,214,946)
Distributions to shareholders
Net earnings
Investor Class (49,998) (40,346)
Advisor Class (422) (345)
R Class (854) (590)
I Class (58,838) (56,668)
Z Class (19,969) (67,664)
Decrease in net assets from distributions (130,081) (165,613)
Capital share transactions
*
Shares sold
Investor Class 1,296,096 1,733,645
Advisor Class 8,460 21,595
R Class 32,617 25,267
I Class 812,226 1,640,674
Z Class 227,112 3,927,421
Distributions reinvested
Investor Class 49,428 39,970
Advisor Class 420 344
R Class 852 590
I Class 58,228 56,186
Z Class 19,969 67,664
Shares redeemed
Investor Class (1,000,087) (1,874,812)
Advisor Class (7,872) (12,252)
R Class (21,746) (22,416)
I Class (1,291,138) (1,073,449)
Z Class (3,691,610) (279,023)
Increase (decrease) in net assets from capital share
transactions (3,507,045) 4,251,404

T. ROWE PRICE U.S. Equity Research Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period (658,597) 1,870,845
Beginning of period 11,357,703 9,486,858
End of period $ 10,699,106 $ 11,357,703
*Share information (000s)
Shares sold
Investor Class 30,206 45,406
Advisor Class 204 548
R Class 791 663
I Class 19,282 40,943
Z Class 5,846 96,561
Distributions reinvested
Investor Class 1,077 1,054
Advisor Class 9 9
R Class 19 16
I Class 1,267 1,481
Z Class 436 1,790
Shares redeemed
Investor Class (24,178) (48,986)
Advisor Class (192) (326)
R Class (534) (579)
I Class (31,518) (27,632)
Z Class (86,190) (7,368)
Increase (decrease) in shares outstanding (83,475) 103,580

T. ROWE PRICE U.S. Equity Research Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity
Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class
(Advisor Class), the U.S. Equity Research Fund–R Class (R Class), the U.S. Equity
Research Fund–I Class (I Class) and the U.S. Equity Research Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE U.S. Equity Research Fund

reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$1,662,285,000 of net gain on $3,390,197,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE U.S. Equity Research Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Equity Research Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE U.S. Equity Research Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,637,165 $ — $ — $ 10,637,165
Short-Term Investments 51,266 3,436 — 54,702
Securities Lending Collateral 20,562 — — 20,562
Total Securities 10,708,993 3,436 — 10,712,429
Futures Contracts* 1,065 — — 1,065
Total $ 10,710,058 $ 3,436 $ — $ 10,713,494
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 1,065
*
Total $ 1,065
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 8,067
Total $ 8,067
Change in Unrealized
Gain (Loss)
Equity derivatives $ 1,042
Total $ 1,042

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
December 31, 2023, securities valued at $2,227,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values,

T. ROWE PRICE U.S. Equity Research Fund

and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$20,048,000; the value of cash collateral and related investments was $20,562,000.

T. ROWE PRICE U.S. Equity Research Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,278,610,000 and $5,394,844,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 130,081 $ 148,649
Long-term capital gain — 16,964
Total distributions $ 130,081 $ 165,613

T. ROWE PRICE U.S. Equity Research Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
During the year ended December 31, 2023, the fund utilized $52,382,000 of capital loss carryforwards.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 8,415,294
Unrealized appreciation $ 2,530,810
Unrealized depreciation (233,676)
Net unrealized appreciation (depreciation) $ 2,297,134
($000s)
Net unrealized appreciation (depreciation) $ 2,297,134
Loss carryforwards and deferrals (338,131)
Total distributable earnings (loss) $ 1,959,003

T. ROWE PRICE U.S. Equity Research Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended December 31, 2023.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. Equity Research Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor Class Advisor Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.68% 0.93% 1.18% 0.04% 0.00%
Expense
limitation
date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(11,178)

T. ROWE PRICE U.S. Equity Research Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $823,000 for T. Rowe Price Services, Inc.; and
$20,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $98,000 for shareholder servicing costs related to the college savings plans, of which $35,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, approximately
4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.

T. ROWE PRICE U.S. Equity Research Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 234 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $492,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.

T. ROWE PRICE U.S. Equity Research Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. Equity Research Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price U.S. Equity Research
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Equity Research Fund, Inc. (the
"Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Equity Research Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Equity Research Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $152,706,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $144,972,000 of the fund's income qualifies for the dividends-received deduction.

T. ROWE PRICE U.S. Equity Research Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE U.S. Equity Research Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE U.S. Equity Research Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE U.S. Equity Research Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE U.S. Equity Research Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. Equity Research Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With U.S. Equity Research Fund  Principal Occupation(s)
Jason R. Adams (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. Equity Research Fund

Name (Year of Birth)
Position Held With U.S. Equity Research Fund  Principal Occupation(s)
Joseph B. Fath, CPA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Jon M. Friar (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alexa M. Gagliardi (1988)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ann M. Holcomb, CFA (1972)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Jason Nogueira, CFA (1974)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Jason B. Polun, CFA (1974)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Vivian Si  (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Matthew J. Snowling, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James Stillwagon (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE U.S. Equity Research Fund

Name (Year of Birth)
Position Held With U.S. Equity Research Fund  Principal Occupation(s)
Anthony B. Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281542 F108-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$26,234
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024